Investment Objectives and Goals - SMI 3Fourteen REAL Asset Allocation ETF	Feb. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SMI 3Fourteen REAL Asset Allocation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SMI 3Fourteen REAL Asset Allocation ETF (the “Fund”) seeks Total return. Total return is comprised of both income and capital appreciation.